Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Disclosure of components of inventories	The components of inventories at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024

Finished goods	$71,290	$85,161
Spare parts	64,030	60,948
Work in process	55,924	41,050
Raw materials	26,154	29,522
Manufacturing supplies and other	9,016	10,957
Total Inventory	$226,414	$227,638